Investment Strategy	Nov. 10, 2025
Fundstrat Granny Shots US Small- & Mid-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by investing in U.S. small- & mid-capitalization equity securities. The term “granny shot” is a basketball term that refers to an older, unconventional manner of shooting free throws. For the Fund, this term refers to the unique proprietary research process of Fundstrat Capital, LLC (the “Sub-Adviser”). The Sub-Adviser uses this process to select a portfolio of stocks that match certain themes that, in the Sub-Adviser’s assessment, have the potential to fundamentally impact the U.S. economy and stock market. The Sub-Adviser’s investment process is designed to include top-down fundamental analyses, including qualitative assessments of thematic relevance and correlation analysis followed by a quantitative screening process, as discussed in further detail below.

The Sub-Adviser begins its portfolio construction process by analyzing certain broad research areas, including macro-economics, monetary policy, demographics, behavioral trends, industrial and technology trends, and the business cycle. Through this analysis, the Sub-Adviser seeks to identify themes within each research area that it believes will fundamentally impact the U.S. economy and stock market going forward. Factors considered when determining whether a theme should be incorporated into the investment process include the significance of the theme to the overall economy and equity markets, the probability of the theme materializing, the cross-impact of the theme with other themes, whether the market has already recognized the potential impact of the theme, and the feasibility of investing in the theme.

For example, the rising influence of the millennial generation could be identified and substantiated as one theme (i.e., an investible opportunity) within the larger demographics research area. In this case, the Fund may include target sectors in its process which historically exhibit sensitivity to changes in macroeconomic readings, such as the personal consumption expenditures index. These sectors may include technology, digital services, e-commerce, social media, fintech, and streaming platforms, which align with the millennial generation’s digital-first lifestyle. Additionally, industries focused on health and wellness, sustainable products, and experiences over goods may be likely to benefit from this generation’s values and consumption patterns.

Once a theme is identified, the Sub-Adviser conducts a top-down fundamental analysis of small- and mid- capitalization U.S. companies (as defined below). This analysis involves both qualitative and quantitative assessments aimed at identifying sectors and sub-sectors, and ultimately individual companies, within the investment universe that it believes will most benefit from the identified theme.

The Sub-Adviser employs distinct approaches when conducting this top-down process. These include correlation analysis of stock price movements, revenues, and capex (capital expenditures) with the corresponding theme, as well as qualitative assessments of a company’s business focus and strategic alignment with the theme.

Additionally, the Sub-Adviser uses a keyword frequency analysis to identify theme-related terms in transcripts from company earnings calls, investor meetings, and other corporate communications. This transcript analysis helps gauge a company’s alignment with the theme based on how often executives discuss it in strategic discussions.

For example, if the investment theme focuses on the millennial generation, the Sub-Adviser might search for terms like “millennial,” “Gen Y,” “digital engagement,” or “sustainability.” The frequency of such terms helps assess the company’s strategic focus and relevance to the theme, which is then evaluated qualitatively to determine whether the company’s engagement with the theme is substantive. The companies remaining after this top-down analysis make up the pool from which Fund portfolio holdings will be selected and the Sub-Adviser consistently monitors the pool of stocks that represent the investible theme.

Themes will change over time as the Sub-Adviser’s analysis changes. For example, the Sub-Adviser may determine that a specific theme, once a central focus of the Fund’s portfolio construction, no longer offers the best investment opportunities based on evolving qualitative assessments and quantitative data. Themes are generally categorized as being shorter-term (e.g., 6 months) or longer-term (e.g., 3-5 years) in nature; however, the timeframe varies and is ultimately dependent upon the Sub-Adviser’s research process.

After establishing a pool, the Sub-Adviser conducts a proprietary quantitative screening of its constituents. The Sub-Adviser considers several factors when conducting this quantitative screening process including free cash flow, yield parity, leverage, asset turnover, investment, labor intensity, valuation, relative price, momentum, and sentiment. For a stock to be included in the Fund’s final portfolio it must be identified as a top-performer in two or more themes. Finally, the Sub-Adviser gives each qualifying stock an equal weighting in the final portfolio, and reallocates the portfolio to equal weight across each stock every quarter, subject to industry concentration restraints. Please see the section in the Fund’s Prospectus titled “Additional Information About the Fund” for information about the foregoing financial terms.

Portfolio Attributes

The Fund’s portfolio will generally hold approximately 20 to 100 positions.

The number of themes represented in the Fund’s portfolio will vary over time but generally will be between 5 and 10.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small- and mid-capitalization U.S. companies. The Fund defines small- and mid-capitalization U.S. companies as those with market capitalizations in the bottom 15% of the total U.S. equity market by market capitalization. As of September 30, 2025, this includes companies with market capitalizations of $24.2 billion or lower. The Fund reallocates its portfolio to an equal weighting once every quarter, ensuring broad exposure across the selected stocks.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small- and mid-capitalization U.S. companies.
Fundstrat Granny Shots US Large Cap & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), primarily seeks to generate cash distributions through options strategies (the “Options Strategies”) as described below. Secondarily, the Fund seeks long-term capital appreciation by investing in U.S. large capitalization equity securities (the “Equity Strategies”). The Fund’s Options Strategies are overseen by the Adviser and the Fund’s Equity Strategies are overseen by the Fund’s investment sub-adviser, Fundstrat Capital, LLC (the “Sub-Adviser”). Additionally, the Fund will maintain an allocation to cash or U.S. Treasuries.

Options Strategies

The Fund seeks to generate options premiums through the use of options strategies on certain of its holdings selected in accordance with the Equity Strategies (the “Underlying Securities”). These strategies are expected to derive the majority of the Fund’s yield.

The Fund earns premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

The Fund’s use of specific options strategies may affect its overall risk and return characteristics, influencing volatility, income, potential for capital appreciation, and capital preservation. For example, by writing covered calls, selling call options on securities already held by the Fund, the Fund may limit its upside potential in exchange for generating options premiums. The Adviser selects one or a combination of options strategies based on its market outlook and evaluation of the performance of the Underlying Securities, seeking to achieve the Fund’s desired level of options premium generation while allowing for potential capital appreciation. Because premiums are influenced by market volatility, with higher volatility generally leading to higher premiums, the Adviser actively monitors market conditions to determine when and which strategies to employ. Through ongoing management of the Fund’s options positions, the Adviser seeks to enhance and optimize the Fund’s ability to generate consistent options premium levels.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premiums by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Equity Strategies

The term “granny shot” is a basketball term that refers to an older, unconventional manner of shooting free throws. For the Fund, this term refers to the unique proprietary research process of the Sub-Adviser. The Sub-Adviser uses this process to select a portfolio of stocks that match certain themes that, in the Sub-Adviser’s assessment, have the potential to fundamentally impact the U.S. economy and stock market. The Sub-Adviser’s investment process is designed to include top-down fundamental analyses, including qualitative assessments of thematic relevance and correlation analysis, followed by a quantitative screening process, as discussed in further detail below.

When implementing the Fund’s Equity Strategies, the Sub-Adviser begins its portfolio construction process by analyzing certain broad research areas, including macro-economics, monetary policy, demographics, behavioral trends, industrial and technology trends, and the business cycle. Through this analysis, the Sub-Adviser seeks to identify themes within each research area that it believes will fundamentally impact the U.S. economy and stock market going forward. Factors considered when determining whether a theme should be incorporated into the investment process include the significance of the theme to the overall economy and equity markets, the probability of the theme materializing, the cross-impact of the theme with other themes, whether the market has already recognized the potential impact of the theme, and the feasibility of investing in the theme.

For example, the rising influence of the millennial generation could be identified and substantiated as one theme (i.e., an investible opportunity) within the larger demographics research area. In this case, the Fund may include target sectors in its process which historically exhibit sensitivity to changes in macroeconomic readings, such as the personal consumption expenditures index. These sectors may include technology, digital services, e-commerce, social media, fintech, and streaming platforms, which align with the millennial generation’s digital-first lifestyle. Additionally, industries focused on health and wellness, sustainable products, and experiences over goods may be likely to benefit from this generation’s values and consumption patterns.

Once a theme is identified, the Sub-Adviser conducts a top-down fundamental analysis of large capitalization U.S. companies (as defined below). This analysis involves both qualitative and quantitative assessments aimed at identifying sectors and sub-sectors, and ultimately individual companies, within the investment universe that it believes will most benefit from the identified theme.

The Sub-Adviser employs distinct approaches when conducting this top-down process. These include correlation analysis of stock price movements, revenues, and capex (capital expenditures) with the corresponding theme, as well as qualitative assessments of a company’s business focus and strategic alignment with the theme.

Additionally, the Sub-Adviser uses a keyword frequency analysis to identify theme-related terms in transcripts from company earnings calls, investor meetings, and other corporate communications. This transcript analysis helps gauge a company’s alignment with the theme based on how often executives discuss it in strategic discussions.

For example, if the investment theme focuses on the millennial generation, the Sub-Adviser might search for terms like “millennial,” “Gen Y,” “digital engagement,” or “sustainability.” The frequency of such terms helps assess the company’s strategic focus and relevance to the theme, which is then evaluated qualitatively to determine whether the company’s engagement with the theme is substantive. The companies remaining after this top-down analysis make up the pool from which Fund portfolio holdings will be selected and the Sub-Adviser consistently monitors the pool of stocks that represent the investible theme.

Themes will change over time as the Sub-Adviser’s analysis changes. For example, the Sub-Adviser may determine that a specific theme, once a central focus of the Fund’s portfolio construction, no longer offers the best investment opportunities based on evolving qualitative assessments and quantitative data. Themes are generally categorized as being shorter-term (e.g., 6 months) or longer-term (e.g., 3-5 years) in nature; however, the timeframe varies and is ultimately dependent upon the Sub-Adviser’s research process.

After establishing a pool, the Sub-Adviser conducts a proprietary quantitative screening of its constituents. The Sub-Adviser considers several factors when conducting this quantitative screening process including free cash flow, yield parity, leverage, asset turnover, investment, labor intensity, valuation, relative price, momentum, and sentiment. For a stock to be included in the Fund’s final portfolio it must be identified as a top-performer in two or more themes. Finally, the Sub-Adviser gives each qualifying stock an equal weighting in the final portfolio, and reallocates the portfolio to equal weight across each stock every quarter, subject to industry concentration restraints. Please see the section in the Fund’s Prospectus titled “Additional Information About the Fund” for information about the foregoing financial terms.

Collateral

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Portfolio Attributes

The Fund’s equity portfolio will generally hold approximately 20 to 50 positions. The number of themes represented in the Fund’s equity portfolio will vary over time but generally will be between 5 and 10. The Fund intends to distribute income on a monthly basis.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large-capitalization U.S. companies or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value. The Fund defines large-capitalization U.S. companies as those with market capitalizations in the top 85% of the total U.S. equity market by market capitalization. As of September 30, 2025, this includes companies with market capitalizations greater than $24.2 billion.

The Fund reallocates its equity portfolio to an equal weighting once every quarter, ensuring broad exposure across the selected stocks. The Fund’s Income Strategies are expected to result in high portfolio annual turnover rate for the Fund.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large-capitalization U.S. companies or derivatives instruments that provide exposure to those securities.